N-2	Sep. 16, 2026
Cover [Abstract]
Entity Central Index Key	0000801961
Amendment Flag	false
Document Type	POS EX
Entity Registrant Name	ABERDEEN MUNICIPAL INCOME FUND
Entity Address, Address Line One	1900 Market Street
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
City Area Code	866
Local Phone Number	667-9231
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	1900 Market Street
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
Contact Personnel Name	Lucia Sitar, Esq.